BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Gross revenue	$ 573,967		$ 447,986	$ 1,668,105	$ 903,142
Less selling fees	(74,315)		(68,111)	(235,255)	(108,949)	$ (210,816)	$ (22,839)
Total cost of revenue	68,551		72,250	402,788	147,456	770,704	1,855,001
Net gain/(loss) before income tax provision	(170,223)		$ (672,470)	(1,026,538)	(2,523,857)	(1,987,122)	(2,576,375)
Depreciation and amortization				329	$ 3,825	5,100	$ 9,048
Consolidated
Gross revenue		$ 766,372		1,668,105		1,676,598
Less selling fees		(94,783)		(235,255)		(210,816)
Total cost of revenue		623,248		382,038		770,704
Long-lived Assets	732,030	715,140		732,030		715,140
Net gain/(loss) before income tax provision		(1,975,971)		(1,026,538)		(1,975,971)
Identifiable Assets	1,866,442	2,092,341		1,866,442		2,092,341
Depreciation and amortization		1,275		329		5,100
BergaMet
Gross revenue		766,372		1,668,105		1,676,598
Less selling fees		(94,783)		(235,255)		(210,816)
Total cost of revenue		623,248		382,038		770,704
Long-lived Assets	193,260	212,413		193,260		212,413
Net gain/(loss) before income tax provision		(701,833)		(83,534)		(701,833)
Identifiable Assets	1,866,442	2,092,341		1,866,442		2,092,341
Depreciation and amortization		1,275		329		5,100
UBN
Gross revenue		0		0		0
Total cost of revenue		0		0		0
Long-lived Assets	538,771	502,727		538,771		502,727
Net gain/(loss) before income tax provision		(136,308)		(313)		(136,308)
Identifiable Assets	0	0		0		0
Depreciation and amortization		0		0		0
Corporate Segment
Gross revenue		0		0		0
Total cost of revenue		0		0		0
Long-lived Assets	0	0		0		0
Net gain/(loss) before income tax provision		(1,137,830)		(942,691)		(1,137,830)
Identifiable Assets	$ 0	0		0		0
Depreciation and amortization		$ 0		$ 0		$ 0